FAIR VALUE MEASUREMENT	3 Months Ended
Jan. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 3 - FAIR VALUE MEASUREMENT

ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a hierarchy for inputs used in measuring fair value for financial assets and liabilities that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

● Level 1: Quoted prices available in active markets for identical assets or liabilities;

● Level 2: Quoted prices in active markets for similar assets and liabilities that are observable for the asset or liability; and

● Level 3: Unobservable pricing inputs that are generally less observable from objective sources, such as discounted cash or valuation models.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

JANUARY 31, 2023 AND 2022

(UNAUDITED)

The financial assets and liabilities are classified in the Condensed Consolidated Balance Sheets based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

As disclosed in Note 7, the 2023 Series Convertible Notes Payable - Stock Settled Derivative/Warrant Liability required identification and quantification of fair value. The estimated fair values as of January 10, 2023, the issuance date of the notes, are presented in Note 7.

As of January 31, 2023, the estimated fair values of the Company’s financial liabilities are presented in the following table:

January 31, 2023
2023 Series Convertible Notes Payable - Stock Settled - Derivative/Warrant Liability	$73,162
Total	$73,162

The following table presents a roll-forward of the fair value of the derivative liabilities associated with the Company’s 2023 Series Convertible Notes Payable - Stock Settled - Derivative/Warrant Liability, categorized as Level 3:

	Three Months Ended January 31, 2023	Year Ended October 31, 2022
Beginning Balance	$-	$-
Additions	73,213	-
Total (gains) or losses (realized/unrealized)	(51)	-
Included in operations	-	-
Ending Balance	$73,162	$-

The fair value of the warrants granted in connection with the 2023 Series Convertible Notes Payable -Stock Settled during the periods presented was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	January 31, 2023	October 31, 2022
Risk-free interest rate	3.63%-3.72%	-
Dividend yield	0.00	-
Volatility factor	199.89%-200.29%	-
Weighted average expected life	2.5	-

Estimated Fair Value of Financial Assets and Liabilities Not Measured at Fair Value

The Company’s financial instruments consist primarily of cash, accounts receivable, accounts payable, and Convertible Notes Payable. The carrying values of cash, accounts receivable and accounts payable are representative of their fair values due to their short-term maturities. The carrying amount of the Company’s Convertible Notes Payable approximates fair value as they bear interest over the term of the loans.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

JANUARY 31, 2023 AND 2022

(UNAUDITED)